LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 37,061	$ 29,338
Current maturities of lease liabilities	12,106	14,104
Long-term lease liability	24,955	15,234
Less than one year (0-1)
Disclosure of maturity analysis of operating lease payments [line items]
Total	12,106	14,104
One to five years (1-5)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 24,955	$ 15,234